SUBSEQUENT EVENTS (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands	Jan. 07, 2022 BRL (R$) R$ / shares	Feb. 08, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revolver Credit Facility | Available until February 2024
Events subsequent to the reporting date
Maximum borrowing capacity			$ 500,000
Remaining borrowing capacity			$ 100,000
Interim dividends
Events subsequent to the reporting date
Aggregate amount of dividends declared | R$	R$ 1,000,000
Dividends declared per share | R$ / shares	R$ 0.741168104
Hired a credit line | Revolver Credit Facility | Available until February 2027
Events subsequent to the reporting date
Maximum borrowing capacity		$ 1,275,000
Remaining borrowing capacity		$ 1,175,000